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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                       1300 SOUTH CLINTON STREET
                                                            FORT WAYNE, IN 46802

                                                               MARY JO ARDINGTON
                                                       ASSOCIATE GENERAL COUNSEL
                                                             Phone: 260-455-3917
                                                        maryjo.ardington@lfg.com

VIA EDGAR

May 11, 2011

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 for Lincoln Life Variable Annuity Account N of The Lincoln National Life Insurance Company
      Lincoln ChoicePlus(SM) Rollover
      FILE NOS. 811-08517; 333-170529

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account N for Variable Annuities (the "Account"), transmitted herewith for filing is Pre-Effective Amendment No. 2 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from Pre-Effective Amendment No. 1 (filed April 8, 2011).

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,


/s/ Mary Jo Ardington
-------------------------------------
Mary Jo Ardington
Associate General Counsel